LEASES (Schedule of maturity of the contractual undiscounted lease liabilities of operating leases) (Details) - USD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Leases [Abstract]
2023	$ 1,239,090
2024	1,276,263
2025	1,314,551
2026	1,353,987
2027	1,394,607
Thereafter	9,148,938
Total undiscounted lease liabilities	15,727,436
Interest on lease liabilities	(6,448,313)
Total present value of minimum lease payments	9,279,123		$ 5,001,360
Current portion of lease liability	325,698	$ 260,621
Lease liability	$ 8,953,425	$ 9,279,123